Employee future benefits - Future Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	$ 1,894
Other
Net defined benefit liability (asset), ending balance	455	$ 1,894
Defined benefit pension plan
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	1,814	3,856
Included in profit or loss
Current service cost	30	37
Interest cost (income)	50	93
Benefits payable	0	0
Future plan expense	80	130
Actuarial loss (gain) arising from:
Demographic assumptions	0	56
Financial assumptions	(4,547)	(986)
Experience adjustment	(91)	92
Return on plan assets excluding interest	3,092	(1,334)
Plan expenses	0	0
Remeasurement (gains) losses	(1,546)	(2,172)
Other
Contributions paid by the employer	0	0
Benefits paid	0	0
Other total	0	0
Net defined benefit liability (asset), ending balance	348	1,814
Defined benefit pension plan | Defined benefit obligation
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	19,187	20,203
Included in profit or loss
Current service cost	30	37
Interest cost (income)	518	476
Benefits payable	0	0
Future plan expense	548	513
Actuarial loss (gain) arising from:
Demographic assumptions	0	56
Financial assumptions	(4,547)	(986)
Experience adjustment	(91)	92
Return on plan assets excluding interest	0	0
Plan expenses	(24)	(30)
Remeasurement (gains) losses	(4,662)	(868)
Other
Contributions paid by the employer	0	0
Benefits paid	(671)	(661)
Other total	(671)	(661)
Net defined benefit liability (asset), ending balance	14,402	19,187
Defined benefit pension plan | Fair value of plan assets
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	(17,373)	(16,347)
Included in profit or loss
Current service cost	0	0
Interest cost (income)	(468)	(383)
Benefits payable	0	0
Future plan expense	(468)	(383)
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest	3,092	(1,334)
Plan expenses	24	30
Remeasurement (gains) losses	3,116	(1,304)
Other
Contributions paid by the employer	0	0
Benefits paid	671	661
Other total	671	661
Net defined benefit liability (asset), ending balance	(14,054)	(17,373)
Net other post-retirement benefit plan liability
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	80	85
Included in profit or loss
Interest cost (income)	2	1
Future plan expense	2	1
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	(23)	(2)
Experience adjustment	55	4
Remeasurement (gains) losses	32	2
Other
Contributions paid by the employer	(7)	(8)
Benefits paid	0	0
Other total	(7)	(8)
Net defined benefit liability (asset), ending balance	107	80
Net other post-retirement benefit plan liability | Defined benefit obligation
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	80	85
Included in profit or loss
Interest cost (income)	2	1
Future plan expense	2	1
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	(23)	(2)
Experience adjustment	55	4
Remeasurement (gains) losses	32	2
Other
Contributions paid by the employer	0	0
Benefits paid	(7)	(8)
Other total	(7)	(8)
Net defined benefit liability (asset), ending balance	107	80
Net other post-retirement benefit plan liability | Fair value of plan assets
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	0	0
Included in profit or loss
Interest cost (income)	0	0
Future plan expense	0	0
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Remeasurement (gains) losses	0	0
Other
Contributions paid by the employer	(7)	(8)
Benefits paid	7	8
Other total	0	0
Net defined benefit liability (asset), ending balance	$ 0	$ 0